Prepayments (Details) - Schedule of prepayments - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Prepayments Abstract
Advance payments to suppliers	SFr 859,492	SFr 5,020
Clinical projects and related activities		164,916
Insurance	137,418	104,590
Other		3,063
Total prepayments	SFr 996,910	SFr 277,589